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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-6463
                                   ---------------------------------------------


                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


      Robert H. Graham  11 Greenway Plaza, Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         -----------------

Date of reporting period:    1/31/05
                          ----------------

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                             [YOUR GOALS.
                                            OUR SOLUTIONS.]
                                       - REGISTERED TRADEMARK -

                                                        [AIM INVESTMENTS LOGO]

AIMINVESTMENTS.COM APG-QTR-1 1/05 A I M Advisors, Inc. - REGISTERED TRADEMARK -

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                 MARKET
                                                                                  SHARES         VALUE
                                                                                ----------   ----------------
FOREIGN STOCKS & Other Equity Interests--97.53%
AUSTRALIA--15.45%
BHP Billiton Ltd. (Diversified Metals & Mining)                        (a)         338,700   $      4,311,981
BlueScope Steel Ltd. (Steel)                                           (a)         125,340            899,810
Coca-Cola Amatil Ltd. (Soft Drinks)                                    (a)         523,000          3,180,550

Computershare Ltd. (Data Processing & Outsourced Services)             (a)         488,600          2,241,436
CSL Ltd. (Biotechnology)                                               (a)(b)      133,000          3,189,881

Promina Group Ltd. (Property & Casualty Insurance) (Acquired
05/12/03-08/19/04; Cost $1,236,724)                                    (a)(c)      510,800          2,110,416

QBE Insurance Group Ltd. (Property & Casualty Insurance)               (a)(b)      175,000          2,068,068
Ramsay Health Care Ltd. (Health Care Facilities)                       (a)         338,700          1,907,303
St. George Bank Ltd. (Diversified Banks)                                            72,100          1,380,644
Toll Holdings Ltd. (Trucking)                                          (a)         302,300          3,094,168
Woolworths Ltd. (Food Retail)                                          (a)         136,000          1,536,922
                                                                                             ================
                                                                                                   25,921,179
                                                                                             ================

BERMUDA--7.16%
COFCO International Ltd. (Packaged Foods & Meats)                      (a)       1,135,000            578,559
Esprit Holdings Ltd. (Apparel Retail)                                  (a)         840,000          4,857,195
Giordano International Ltd. (Apparel Retail)                           (a)       2,508,000          1,550,986
Joyce Boutique Holdings Ltd. (Apparel Retail)                          (a)(d)   10,754,000            680,757
Li & Fung Ltd. (Distributors)                                          (a)         878,000          1,449,412
Regal Hotels International Holdings Ltd.  (Hotels, Resorts & Cruise
Lines)                                                                 (a)(d)   15,698,000          1,169,087
Texwinca Holdings Ltd. (Textiles)                                                  716,000            633,401
Top Form International Ltd. (Apparel, Accessories & Luxury Goods)      (a)       4,640,000          1,082,968
                                                                                             ================
                                                                                                   12,002,365
                                                                                             ================
CAYMAN ISLANDS--6.90%
ASM Pacific Technology Ltd. (Semiconductor Equipment)                  (a)         207,000            777,304
China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)                  (d)       1,504,000          1,108,746
Chitaly Holdings Ltd. (Home Furnishings)                               (a)       1,220,000            937,423

Global Bio-chem Technology Group Co. Ltd. (Biotechnology)              (a)       1,302,000            923,626
Global Bio-chem Technology Group Co. Ltd.-Wts., expiring
05/31/07 (Biotechnology)                                               (e)         131,250              5,301

                                                                                                 MARKET
                                                                                  SHARES         VALUE
                                                                                ----------   ----------------
CAYMAN ISLANDS (CONTINUED)
Golden Meditech Co. Ltd. (Health Care Equipment)                                 1,137,200   $        260,980
Hengan International Group Co. Ltd. (Personal Products)                (a)       1,314,000            810,373
Luen Thai Holdings Ltd. (Distributors) (Acquired 07/09/04-
10/07/04; Cost $1,100,393)                                             (c)(d)    2,432,000          1,247,211
Norstar Founders Group Ltd. (Auto Parts & Equipment)                   (a)       3,056,000            704,080
Sa Sa International Holdings Ltd. (Specialty Stores)                   (a)       1,652,000            858,246
Shanda Interactive Entertainment Ltd.-ADR (Home Entertainment
Software)                                                              (d)          78,800          2,584,640
Solomon Systech International Ltd. (Semiconductors)                    (a)       5,012,000          1,361,405
                                                                                             ================
                                                                                                   11,579,335
                                                                                             ================

CHINA--4.36%
China Petroleum and Chemical Corp. (Sinopec)-Class H (Integrated
Oil & Gas)                                                             (a)       3,140,000          1,255,443
China Shipping Development Co. Ltd.-Class H (Marine)                   (a)       1,158,000            980,823
PICC Property & Casualty Co. Ltd.-Class H (Property & Casualty
Insurance)                                                             (a)(d)    1,916,000            633,294
Ping An Insurance (Group) Co. of China  Ltd.-Class H (Life &
Health Insurance)                                                      (d)         983,000          1,632,074

Tong Ren Tang Technologies Co. Ltd.-Class H (Pharmaceuticals)                      300,000            692,325
Weiqiao Textile Co. Ltd.-Class H (Textiles) (Acquired 09/19/03-
08/31/04; Cost $1,351,931)                                             (a)(c)    1,023,000          1,554,676
Yantai North Andre Juice Co. Ltd.-Class H (Packaged Foods & Meats)               4,695,000            565,822
                                                                                             ================
                                                                                                    7,314,457
                                                                                             ================

HONG KONG--9.25%
Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)     (a)         303,000          2,778,421
CNOOC Ltd. (Oil & Gas Exploration & Production)                        (a)         860,000            455,917
CNOOC Ltd.-ADR (Oil & Gas Exploration & Production)                    (b)          20,600          1,102,924
Dah Sing Banking Group Ltd. (Diversified Banks)                                    543,920          1,035,567
Dah Sing Financial Group (Diversified Banks)                           (a)         161,600          1,178,011
Hutchison Whampoa Ltd. (Industrial Conglomerates)                      (a)         252,000          2,293,479
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)    (a)         215,000          1,991,196
Techtronic Industries Co. Ltd. (Household Appliances)                  (a)       1,069,500          2,391,048
Wing Hang Bank Ltd. (Diversified Banks)                                (a)         358,000          2,286,565
                                                                                             ================
                                                                                                   15,513,128
                                                                                             ================

                                                                                                  MARKET
                                                                                  SHARES          VALUE
                                                                                ----------   ----------------
INDIA--11.20%
Bharat Forge Ltd. (Auto Parts & Equipment)                                          74,025   $      2,296,564
Bharat Forge Ltd.-Wts., expiring 09/30/06 (Auto Parts & Equipment)     (e)           1,763              9,224
HDFC Bank Ltd. (Diversified Banks)                                                 196,400          2,539,768
HDFC Bank Ltd.-ADR (Diversified Banks)                                              17,500            778,750
Hotel Leelaventure Ltd. (Hotels, Resorts & Cruise Lines)                           246,100            924,743
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)                140,300          2,500,294

Infosys Technologies Ltd. (IT Consulting & Other Services)             (a)          79,528          3,761,719
LIC Housing Finance Ltd. (Consumer Finance)                            (a)         123,000            593,324
Ranbaxy Laboratories Ltd. (Pharmaceuticals)                            (a)          44,560          1,106,303

Tata Consultancy Services, Ltd. (IT Consulting & Other Services)                    49,800          1,484,073

Tata Motors Ltd. (Construction, Farm Machinery & Heavy Trucks)         (a)         131,000          1,514,617
Wockhardt Ltd. (Pharmaceuticals)                                       (a)         161,700          1,275,277
                                                                                             ================
                                                                                                   18,784,656
                                                                                             ================

INDONESIA--1.32%
PT Lippo Bank Tbk (Diversified Banks)                                  (a)(d)    1,181,296            107,825
PT Telekomunikasi Indonesia (Integrated Telecommunication Services)    (a)       4,016,000          2,101,054
                                                                                             ================
                                                                                                    2,208,879
                                                                                             ================

MALAYSIA--2.62%
IOI Corp. Berhad (Agricultural Products)                               (a)         304,000            744,535
Maxis Communications Berhad (Wireless Telecommunication Services)      (a)         955,000          2,386,970
Public Bank Berhad (Diversified Banks)                                 (a)         598,000          1,266,914
                                                                                             ================
                                                                                                    4,398,419
                                                                                             ================

PHILIPPINES--3.05%
Philippine Long Distance Telephone Co. (Integrated
Telecommunication Services                                             (a)(d)      161,000          4,162,043

SM Prime Holdings (Real Estate Management & Development)                         6,078,900            949,138
                                                                                             ================
                                                                                                    5,111,181
                                                                                             ================

SINGAPORE--9.00%
Citiraya Industries Ltd. (Environmental Services)                      (f)(g)    2,178,000          1,149,326
DBS Group Holdings Ltd. (Diversified Banks)                            (a)         327,000          3,157,957
Keppel Corp. Ltd. (Industrial Conglomerates)                           (a)         510,000          2,866,579

Keppel Land Ltd. (Real Estate Management & Development)                (a)         884,000          1,242,413
SembCorp Logistics Ltd. (Marine Ports & Services)                                1,117,000          1,146,131
Singapore Airlines Ltd. (Airlines)                                     (a)         317,000          2,265,549
Sunningdale Precision Industries Ltd. (Industrial Machinery)           (a)       1,800,000            944,705
United Overseas Bank Ltd. (Diversified Banks)                          (a)         273,000          2,320,626
                                                                                             ================
                                                                                                   15,093,286
                                                                                             ================

                                                                                                  MARKET
                                                                                  SHARES          VALUE
                                                                                ----------   ----------------
SOUTH KOREA--15.32%
Cheil Communications Inc. (Advertising)                                (a)           5,970   $        892,370
CJ Corp. (Packaged Foods & Meats)                                      (a)          54,590          3,557,696
Core Logic (Electronic Manufacturing Services)                                      34,190          1,435,547
Hana Bank (Diversified Banks)                                          (a)         164,600          4,371,250
Hankook Tire Co. Ltd. (Tires & Rubber)                                 (a)         118,700          1,370,573
Hyundai Department Store Co., Ltd. (Department Stores)                 (a)(d)       74,400          2,740,903
Hyundai Mipo Dockyard Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)                                              (a)          24,820          1,208,011
Hyundai Motor Co. (Automobile Manufacturers)                           (a)          12,000            681,231

Kiryung Electronics Co., Ltd. (Communications Equipments)              (a)(d)      151,000          1,085,777
POSCO-ADR (Steel)                                                                   42,600          1,917,000
Samsung Electronics Co., Ltd. (Electronic Equipment Manufacturers)     (a)           7,720          3,724,108
Shinhan Financial Group Co., Ltd. (Diversified Banks)                  (a)(d)       61,800          1,552,916
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)                     (a)           4,100          1,151,175
                                                                                             ================
                                                                                                   25,688,557
                                                                                             ================

TAIWAN--7.75%
Asia Optical Co., Inc. (Photographic Products)                         (a)         417,631          2,492,661

Catcher Technology Co., Ltd. (Computer Storage & Peripherals)          (a)         578,600          1,883,369
Chinatrust Financial Holding Co. Ltd. (Diversified Banks)              (a)       1,629,667          1,836,049
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing
Services)                                                              (a)         451,625          1,990,079
Hotai Motor Co. Ltd. (Automobile Manufacturers)                        (a)         566,000          1,105,362
Merry Electronics Co., Ltd. (Consumer Electronics)                     (a)         748,810          1,698,167
Novatek Microelectronics Corp., Ltd. (Semiconductors)                  (a)          43,410            170,665

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)           (a)       1,094,613          1,824,972
                                                                                             ================
                                                                                                   13,001,324
                                                                                             ================

THAILAND--4.15%
Kasikornbank PCL (Diversified Banks)                                   (a)(d)    1,463,000          2,201,180
Siam Cement PCL (The) (Construction Materials)                         (a)         236,000          1,638,177
Siam Commercial Bank PCL (Diversified Banks)                           (a)       2,425,000          3,123,015
                                                                                             ================
                                                                                                    6,962,372
                                                                                             ================

Total Foreign Stocks & Other Equity Interests (Cost $106,700,913)                                 163,579,138
                                                                                             ================

                                                                                                  MARKET
                                                                                  SHARES          VALUE
                                                                                ----------   ----------------
MONEY MARKET FUNDS--0.63%
Liquid Assets Portfolio-Institutional Class                            (h)         528,815   $        528,815
STIC Prime Portfolio-Institutional Class                               (h)         528,815            528,815
                                                                                 =========   ================

Total Money Market Funds (Cost $1,057,630)                                                          1,057,630
                                                                                             ================
TOTAL INVESTMENTS--98.16% (excluding investments
purchased with cash collateral from securities loaned) (Cost
$107,758,543)                                                                                     164,636,768

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.84%
Liquid Assets Portfolio-Institutional Class                            (h)(i)    1,547,402          1,547,402
STIC Prime Portfolio-Institutional Class                               (h)(i)    1,547,402          1,547,402
                                                                                 =========   ================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $3,094,804)                                                                3,094,804
                                                                                             ================

TOTAL INVESTMENTS--100.00%  (Cost $110,853,347)                                              $    167,731,572
                                                                                             ================

      Investment Abbreviations:

      ADR                           American Depositary Receipt
      Wts.                          Warrants

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $134,198,945, which represented 80.01% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $4,912,303, which represented 2.93% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)   Non-income producing security.

(e)   Non-income producing security acquired through a corporate action.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 represented 0.69% of the Fund's Total Investments. See
      Note 1A.

(g) Security considered to be illiquid. The market value of this security considered illiquid at January 31, 2005 represented 0.69% of the Fund's Total Investments.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                        PROCEEDS       UNREALIZED      MARKET                 REALIZED
                               VALUE        PURCHASES          FROM        APPRECIATION     VALUE       DIVIDEND     GAIN
          FUND               10/31/04        AT COST          SALES       (DEPRECIATION)   01/31/05      INCOME     (LOSS)
------------------------   -------------  --------------  -------------   --------------  -----------  ----------  --------
Liquid Assets Portfolio-   $   1,749,008  $    6,286,195  $  (7,506,388)  $           --  $   528,815  $   14,055  $     --
Institutional Class

STIC Prime Portfolio-          1,749,008       6,286,195     (7,506,388)              --      528,815      14,360        --
Institutional Class
                           =============  ==============  =============   ==============  ===========  ==========  ========
       SUBTOTAL            $   3,498,016  $   12,572,390  $ (15,012,776)  $           --  $ 1,057,630  $   28,415  $     --
                           =============  ==============  =============   ==============  ===========  ==========  ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               MARKET                        PROCEEDS       UNREALIZED      MARKET                 REALIZED
                               VALUE        PURCHASES          FROM        APPRECIATION     VALUE       DIVIDEND     GAIN
          FUND               10/31/04       AT COST           SALES       (DEPRECIATION)   01/31/05      INCOME*    (LOSS)
------------------------   -------------  --------------  -------------   --------------  -----------  ----------  --------
Liquid Assets Portfolio-   $   2,664,115  $    8,456,536  $  (9,573,249)  $           --  $ 1,547,402  $    4,399  $     --
Institutional Class

STIC Prime Portfolio-          2,664,115       8,418,233     (9,534,946)              --    1,547,402       4,487        --
Institutional Class
                           =============  ==============  =============   ==============  ===========  ==========  ========
       SUBTOTAL            $   5,328,230  $   16,874,769  $ (19,108,195)  $           --  $ 3,094,804  $    8,886  $     --
                           =============  ==============  =============   ==============  ===========  ==========  ========
       TOTAL               $   8,826,246  $   29,447,159  $ (34,120,971)  $           --  $ 4,152,434  $   37,301  $     --
                           =============  ==============  =============   ==============  ===========  ==========  ========

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At January 31, 2005, securities with an aggregate value of $1,899,875 were on loan to brokers. The loans were secured by cash collateral of $3,094,804 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $8,886 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $18,838,634 and $11,000,690, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $     56,895,652
Aggregate unrealized (depreciation) of investment securities              (684,361)
                                                                  ================
Net unrealized appreciation of investment securities              $     56,211,291
                                                                  ================
Cost of investments for tax purposes is $111,520,281.

                            AIM EUROPEAN GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               EGR-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS--91.71%
AUSTRIA--0.71%
Erste Bank der oesterreichischen Sparkassen A.G.
(Diversified Banks)                                        (a)                          132,960                        $  6,585,191
===================================================================================================================================

BELGIUM--4.08%
Algemene Maatschappij voor Nijverheidskredit N.V.
(Diversified Banks)                                        (a)                           67,300                           6,985,937
-----------------------------------------------------------------------------------------------------------------------------------
Colruyt N.V. (Food Retail)                                 (a)                           68,300                          11,470,037
-----------------------------------------------------------------------------------------------------------------------------------
KBC Bankverzekeringsholding (Diversified Banks)            (a)(b)                        56,000                           4,331,970
-----------------------------------------------------------------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication Services)        (a)(c)                       167,834                          14,822,355
===================================================================================================================================
                                                                                                                         37,610,299
===================================================================================================================================

DENMARK--0.44%
Topdanmark A.S. (Multi-Line Insurance)                     (a)(c)                        57,100                           4,059,051
===================================================================================================================================

FRANCE--11.84%
BNP Paribas S.A. (Diversified Banks)                       (a)                          158,247                          11,415,496
-----------------------------------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering) (Acquired
03/03/04-11/02/04; Cost $7,597,104)                        (b)(d)                       104,500                          12,715,740
-----------------------------------------------------------------------------------------------------------------------------------
Elior (Restaurants)                                        (a)                          609,300                           7,103,135
-----------------------------------------------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty Insurance)          (a)                           63,700                           4,790,443
-----------------------------------------------------------------------------------------------------------------------------------
Imerys S.A. (Construction Materials)                       (a)                           96,176                           8,041,738
-----------------------------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                               (a)(c)                       190,200                           5,080,330
-----------------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)                          (a)                          104,800                           8,094,221
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard  (Distillers & Vintners)                     (a)(b)                        45,978                           6,507,869
-----------------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)                    (a)(c)                        53,290                           4,353,107
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                           (a)                           58,400                           4,349,108
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                       (a)(c)                        42,790                           4,263,317
-----------------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services)              (a)                           38,450                           6,458,302
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                          (a)                           63,473                          13,642,922
-----------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                    (a)                           86,100                          12,341,091
===================================================================================================================================
                                                                                                                        109,156,819
===================================================================================================================================

GERMANY--5.45%
Celesio A.G. (Health Care Distributors)                    (a)                           74,000                           5,738,668
-----------------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                          (a)                          190,125                          13,200,447
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)                 (a)                           92,500                           5,754,321
-----------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired
01/30/02-04/02/03; Cost $4,224,321)                        (a)(c)(d)                    103,739                          25,568,164
===================================================================================================================================
                                                                                                                         50,261,600
===================================================================================================================================

EGR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GREECE--5.13%
Cosmote Mobile Telecommunications S.A. (Wireless
Telecomunication Services)                                                              224,733                        $  4,259,340
-----------------------------------------------------------------------------------------------------------------------------------
EFG Eurobank Ergasias (Diversified Banks)                  (a)                          298,400                           9,627,073
-----------------------------------------------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics Retail)              (a)                          222,900                           6,899,415
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired 07/14/03-
11/03/04; Cost $6,491,747)                                 (d)                          476,600                          12,760,436
-----------------------------------------------------------------------------------------------------------------------------------
Public Power Corp. (Electric Utilities)                    (a)                          151,980                           4,432,576
-----------------------------------------------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials)                                          288,900                           9,309,086
===================================================================================================================================
                                                                                                                         47,287,926
===================================================================================================================================

HUNGARY--2.30%
OTP Bank Rt. (Diversified Banks)                                                        654,600                          21,179,462
===================================================================================================================================

IRELAND--10.65%
Anglo Irish Bank Corp. PLC (Diversified Banks)             (a)                        1,694,685                          41,348,742
-----------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                                                        263,350                           6,954,786
-----------------------------------------------------------------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                         (a)                          448,600                          10,147,995
-----------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)                         (a)                          753,970                          13,320,887
-----------------------------------------------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies & Distributors)       (c)(e)                     1,141,014                          13,936,111
-----------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)                     (a)                          373,500                           5,921,754
-----------------------------------------------------------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)                                             2,289,800                           6,566,459
===================================================================================================================================
                                                                                                                         98,196,734
===================================================================================================================================

ITALY--6.24%
Banca Intesa S.p.A. (Diversified Banks)                    (a)                        1,315,100                           6,113,305
-----------------------------------------------------------------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl (Diversified Banks) (a)                          331,000                           6,363,869
-----------------------------------------------------------------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers & Vintners)                                    126,400                           7,460,441
-----------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                          (a)(c)                       725,414                          17,689,507
-----------------------------------------------------------------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)                      (a)                          258,000                           9,701,405
-----------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)                  (a)(c)                       732,200                          10,207,927
===================================================================================================================================
                                                                                                                         57,536,454
===================================================================================================================================

LUXEMBOURG--0.52%
SBS Broadcasting S.A. (Broadcasting & Cable TV)            (c)                          126,200                           4,751,430
===================================================================================================================================

NETHERLANDS--3.62%
Aalberts Industries N.V. (Industrial Conglomerates)        (a)                          252,436                          11,497,552
-----------------------------------------------------------------------------------------------------------------------------------
Axalto Holding N.V. (Computer Storage & Peripherals)       (b)(c)                       102,600                           2,982,382
-----------------------------------------------------------------------------------------------------------------------------------
Randstad Holding N.V. (Employment Services)                (a)                          115,325                           4,513,810
-----------------------------------------------------------------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods & Meats)                 (a)(b)(c)                    120,627                           4,623,484
-----------------------------------------------------------------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)                         (a)                          354,460                           9,715,300
===================================================================================================================================
                                                                                                                         33,332,528
===================================================================================================================================

EGR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NORWAY--3.90%
Aktiv Kapital A.S.A. (Specialized Finance)                                              374,100                        $  6,936,595
-----------------------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                              (a)                          296,200                           8,119,235
-----------------------------------------------------------------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas Drilling)                (a)(b)                       505,978                           8,524,198
-----------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (Integrated Telecommunication Services)     (a)                          744,928                           6,855,191
-----------------------------------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
Equipment & Services)                                      (c)                          219,700                           5,558,180
===================================================================================================================================
                                                                                                                         35,993,399
===================================================================================================================================

RUSSIA--0.83%
AO VimpelCom-ADR (Wireless Telecommunication Services)     (c)                          210,400                           7,616,480
===================================================================================================================================

SPAIN--4.92%
Corporacion Mapfre S.A. (Multi-Line Insurance)             (a)(b)                       721,763                          10,546,246
-----------------------------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 06/25/02-11/19/04;
Cost $5,303,178)                                           (a)(d)                       587,760                           9,532,695
-----------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting & Cable TV)
(Acquired 06/23/04; Cost $3,074,313)                       (c)(d)                       250,300                           5,416,016
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction & Engineering)         (a)                          213,748                          12,777,732
-----------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)          (a)                          250,050                           7,080,006
===================================================================================================================================
                                                                                                                         45,352,695
===================================================================================================================================

SWEDEN--3.00%
Assa Abloy A.B.-Class B (Building Products)                (a)(c)                       390,900                           6,188,692
-----------------------------------------------------------------------------------------------------------------------------------
Gambro A.B.-Class A (Health Care Services)                 (a)                          759,600                          11,142,470
-----------------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery &
Heavy Trucks)                                              (a)                          254,840                          10,334,636
===================================================================================================================================
                                                                                                                         27,665,798
===================================================================================================================================

SWITZERLAND--5.07%
Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                      (a)(c)                       210,000                           6,568,167
-----------------------------------------------------------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment)               (a)                           15,100                           4,575,046
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                       (a)(c)                        45,150                           4,814,835
-----------------------------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
Accessories & Luxury Goods)                                (a)(c)                        44,200                           6,182,074
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)       (a)(c)                       136,930                          14,735,002
-----------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                     (a)                          121,140                           9,846,835
===================================================================================================================================
                                                                                                                         46,721,959
===================================================================================================================================

TURKEY--0.72%
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas
Refining, Marketing & Transportation)                                                   554,918                           6,648,213
===================================================================================================================================

UNITED KINGDOM--22.29%
Aviva PLC (Multi-line Insurance)                           (a)                          574,000                           6,872,083
-----------------------------------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction & Engineering)            (a)                        1,601,400                           9,893,979
-----------------------------------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                             (a)                        1,432,020                          10,524,407
-----------------------------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                               (a)                          821,500                           3,611,711
-----------------------------------------------------------------------------------------------------------------------------------
Daily Mail and General Trust-Class A (Publishing)          (a)                          309,800                           4,158,946
-----------------------------------------------------------------------------------------------------------------------------------

EGR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)
Enterprise Inns PLC (Restaurants)                          (a)                        1,258,580                        $  17,696,01
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                       (a)                          571,580                          15,010,320
-----------------------------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)                                (a)                          188,530                           7,196,741
-----------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial Services)       (a)                          548,000                           7,541,687
-----------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC (Publishing)                            (a)                          930,190                           9,371,771
-----------------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)                               (a)                          241,120                           7,140,415
-----------------------------------------------------------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)                            (a)                          678,000                           8,555,613
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                 (a)                          343,045                          10,198,007
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)       (a)                          169,543                           5,621,748
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)          (a)                        1,234,000                          14,396,193
-----------------------------------------------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)                         (a)(c)                     1,485,000                           6,692,791
-----------------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)                                                          1,224,190                           9,453,373
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                    (a)                        1,910,235                          11,095,247
-----------------------------------------------------------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)               (a)                          159,790                           5,802,376
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace & Defense)       (a)                          497,610                           6,996,808
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)   (a)                        5,153,546                          13,302,092
-----------------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)                        (a)                          826,830                           9,030,264
-----------------------------------------------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial Services)            (a)                          396,200                           5,357,321
===================================================================================================================================
                                                                                                                        205,519,905
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$514,160,531)                                                                                                           845,475,943
===================================================================================================================================

MONEY MARKET FUNDS--6.16%
Liquid Assets Portfolio-Institutional Class                (f)                       28,392,458                          28,392,458
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                   (f)                       28,392,458                          28,392,458
===================================================================================================================================

Total Money Market Funds (Cost $56,784,916)                                                                              56,784,916
===================================================================================================================================
TOTAL INVESTMENTS--97.87% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $570,945,447)                                                                                  902,260,859
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.13%
STIC Prime Portfolio-Institutional Class                   (f)(g)                    19,660,893                          19,660,893
===================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $19,660,893)                                                                    19,660,893
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $590,606,340)                                                                        $921,921,752
___________________________________________________________________________________________________________________________________
===================================================================================================================================

EGR-QTR-1

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $700,971,413, which represented 76.03% of the Fund's Total Investments. See
    Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $65,993,051, which represented 7.16 % of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the this schedule.

EGR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

EGR-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

EGR-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                       MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION     MARKET VALUE   DIVIDEND    REALIZED
FUND                     10/31/04       AT COST           SALES      (DEPRECIATION)      01/31/05     INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $26,427,712    $28,670,896    $(26,706,150)   $          --     $28,392,458   $150,558    $         --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class     26,427,712     28,670,896     (26,706,150)              --      28,392,458    154,824              --
=============================================================================================================================
   SUBTOTAL            $52,855,424    $57,341,792    $(53,412,300)   $          --     $56,784,916   $305,382    $         --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                       MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION     MARKET VALUE   DIVIDEND    REALIZED
FUND                     10/31/04       AT COST           SALES      (DEPRECIATION)      01/31/05     INCOME*    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class    $11,605,133    $  78,407,592  $ (70,351,832)  $          --     $  19,660,893 $   60,270  $         --
=============================================================================================================================
   TOTAL               $64,460,557    $ 135,749,384  $(123,764,132)  $          --     $  76,445,809 $  365,652  $         --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2005, securities with an aggregate value of $18,848,086 were on loan to brokers. The loans were secured by cash collateral of $19,660,893 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $60,270 for securities lending transactions.

EGR-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $214,786,101 and $251,602,396, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 330,933,198
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (490,323)
===============================================================================
Net unrealized appreciation of investment securities              $ 330,442,875
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $591,478,877.


EGR-QTR-1

                       AIM GLOBAL AGGRESSIVE GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                          [YOUR GOALS.
                                         OUR SOLUTIONS.]
                                    - REGISTERED TRADEMARK -

                                                        [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM  GLA-QTR-1 1/05 A I M Advisors, Inc. - REGISTERED TRADEMARK -

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                          MARKET
                                                                            SHARES        VALUE
                                                                           ---------   -----------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--62.75%
AUSTRIA--1.00%
Erste Bank der oesterreichischen Sparkassen A.G
(Diversified Banks)                                         (a)              201,700   $ 9,989,719

BELGIUM--0.58%
Delhaize Group (Food Retail)                                (a)(b)            79,000     5,825,766

BERMUDA--2.07%
Cooper Industries, Ltd.-Class A (Electrical Components
& Equipment)                                                                  95,000     6,602,500
Esprit Holdings Ltd. (Apparel Retail)                       (a)            1,825,500    10,555,726
Giordano International Ltd. (Apparel Retail)                (a)            5,900,000     3,648,652
                                                                                       ===========
                                                                                        20,806,878
                                                                                       ===========

BRAZIL--0.86%
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar-ADR (Hypermarkets &and Super Centers                                  145,000     3,200,150
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                                  136,100     2,796,290
Sadia S.A.-Pfd. (Packaged Foods & Meats)                                   1,352,300     2,607,355
                                                                                       ===========
                                                                                         8,603,795
                                                                                       ===========

CANADA--3.60%
Astral Media Inc. (Broadcasting & Cable TV)                                  173,900     4,547,367
Brascan Corp.-Class A (Other Diversified Financial
Services)                                                                    150,200     5,111,363

PetroKazakhstan Inc.-Class A (Integrated Oil & Gas)                          124,200     4,471,781
Power Financial Corp. (Other Diversified Financial
Services)                                                                    263,200     6,782,816
Precision Drilling Corp. (Oil & Gas Drilling)               (c)               76,900     5,228,295
Shoppers Drug Mart Corp. (Drug Retail) (Acquired
05/16/03-11-18/03; Cost $5,546,847)                         (c)(d)(e)(f)     316,500     9,997,824
                                                                                       ===========
                                                                                        36,139,446
                                                                                       ===========

FRANCE--2.89%
Imerys S.A. (Construction Materials)                        (a)(b)            99,600     8,328,035
JC Decaux S.A. (Advertising)                                (a)(b)(c)        251,200     6,709,669
Pernod Ricard  (Distillers & Vintners)                      (a)(b)            49,000     6,935,612
Technip S.A. (Oil & Gas Equipment & Services)               (a)(b)            41,900     7,037,785
                                                                                       ===========
                                                                                        29,011,101
                                                                                       ===========

                                                                                          MARKET
                                                                            SHARES        VALUE
                                                                           ---------   -----------
GERMANY--4.28%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)   (a)(b))           47,700   $ 7,142,260
Celesio A.G. (Health Care Distributors)                     (a)(b)            61,100     4,738,278
Continental A.G. (Tires & Rubber)                           (a)(b)           212,340    14,742,842
Deutsche Boerse A.G. (Specialized Finance)                  (a)               75,200     4,678,107
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 10/29/02-06/02/03; Cost $3,419,627)               (a)(d)                      11,691,128
                                                                                       ===========
                                                                                        42,992,615
                                                                                       ===========

GREECE--2.15%
Cosmote Mobile Telecommunications S.A.
(Wireless Telecommunication Services)                                        208,650     3,954,521
EFG Eurobank Ergasias (Diversified Banks)                   (a)              190,000     6,129,839
OPAP S.A. (Casinos & Gaming)
(Acquired 07/14/03-01/03/04; Cost $5,368,735)               (d)              430,000    11,512,773
                                                                                       ===========
                                                                                        21,597,133
                                                                                       ===========

HUNGARY--2.46%
OTP Bank Rt. (Diversified Banks)                                             763,500    24,702,901
                                                                                       ===========

IRELAND--6.57%
Anglo Irish Bank Corp. PLC (Diversified Banks)              (a)            2,124,715    51,841,075
Depfa Bank PLC (Diversified Banks)                          (a)              481,000     8,498,145
Independent News & Media PLC (Publishing)                                  1,970,400     5,650,516
                                                                                       ===========
                                                                                        65,989,736
                                                                                       ===========

ITALY--1.51%
Banco Popolare di Verona e Novara Scrl (Diversified
Banks)                                                      (a)              470,000     9,036,309
Lottomatica S.p.A. (Casinos & Gaming)                       (a)              162,600     6,114,141
                                                                                       ===========
                                                                                        15,150,450
                                                                                       ===========

JAPAN--7.84%
Clarion Co., Ltd. (Consumer Electronics)                    (a)(b)(c)      1,998,000     4,353,724
Daiwa House Industry Co., Ltd. (Homebuilding)               (a)              335,000     3,866,410
Fanuc Ltd. (Industrial Machinery)                           (a)              136,700     9,205,212
JSR Corp. (Specialty Chemicals)                             (a)(b)           243,000     5,160,771
Keiyo Bank, Ltd. (The) (Regional Banks)                     (a)              601,000     2,790,345
Mars Engineering Corp. (Leisure Products)                   (a)               97,400     3,641,958
NEOMAX Co., Ltd. (Electrical Components & Equipment)        (a)              231,000     4,524,708

NHK Spring Co., Ltd. (Auto Parts & Equipment)               (a)              818,000     5,642,073

Nidec Corp. (Electronic Equipment Manufacturers)            (a)               44,600     5,004,222

OMRON Corp. (Electronic Equipment Manufacturers)            (a)              271,000     6,537,639
Sekisui Chemical Co., Ltd. (Homebuilding)                   (a)              711,000     5,542,697

Suzuki Motor Corp. (Automobile Manufacturers)               (a)              318,000     5,809,518
Trend Micro Inc. (Application Software)                     (a)(b)           205,100     9,178,668
USS Co., Ltd. (Specialty Stores)                            (a)               34,400     2,843,088
Yamaha Motor Co., Ltd. (Motorcycle Manufacturers)           (a)              278,600     4,573,501
                                                                                       ===========
                                                                                        78,674,534
                                                                                       ===========

                                                                                          MARKET
                                                                            SHARES        VALUE
                                                                           ---------   -----------
MEXICO--2.62%
Alfa, S.A.-Class A (Industrial Conglomerates)                              1,780,700   $ 9,156,477
America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                 (b)              161,500     8,569,190
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                             2,478,400     8,558,806
                                                                                       ===========
                                                                                        26,284,473
                                                                                       ===========

NETHERLANDS--0.59%
Royal Numico N.V. (Packaged Foods & Meats)                  (a)(b)(c)        155,000     5,940,958
                                                                                       ===========
NORWAY--0.93%

Telenor A.S.A. (Integrated Telecommunication Services)      (a)            1,017,300     9,361,691
                                                                                       ===========
PUERTO RICO--0.58%

Doral Financial Corp. (Thrifts & Mortgage Finance)          (b)              135,000     5,838,750
                                                                                       ===========
RUSSIA--1.05%
AO VimpelCom-ADR (Wireless Telecommunication Services)      (b)(c)           291,670    10,558,454
                                                                                       ===========
SINGAPORE--0.31%
Citiraya Industries Ltd. (Environmental Services)           (e)(f)         5,946,000     3,137,693
                                                                                       ===========
SOUTH AFRICA--2.23%
Standard Bank Group Ltd. (Diversified Banks)                               1,171,442    12,664,079
Telkom South Africa Ltd. (Integrated Telecommunication
Services)
(Acquired 11/25/03-08/17/04; Cost $5,657,852)               (d)              537,400     9,730,570
                                                                                       ===========
                                                                                        22,394,649
                                                                                       ===========

SOUTH KOREA--1.54%
Hana Bank (Diversified Banks)                               (a)              287,400     7,632,426
Kiryung Electronics Co., Ltd. (Communications Equipment)    (a)              479,000     3,444,286
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)          (a)               15,600     4,380,079
                                                                                       ===========
                                                                                        15,456,791
                                                                                       ===========

SPAIN--3.60%
Cintra Concesiones de Infraestructuras de Transporte
S.A. (Highways & Railtracks)                                (c)              665,400     7,892,875

Corporacion Mapfre S.A. (Multi-Line Insurance)              (a)(b)           456,572     6,671,332
Enagas (Gas Utilities) (Acquired 07/29/04-08/02/04;Cost
$4,083,275)                                                 (a)(d)           373,000     6,049,570

Gestevision Telecinco S.A. (Broadcasting & Cable TV)
(Aquired 07/28/04-08/12/04; Cost $3,954,534)                (c)(d)           253,100     5,476,603

Grupo Ferrovial, S.A. (Construction & Engineering)          (a)              167,600    10,019,031
                                                                                       ===========
                                                                                        36,109,411
                                                                                       ===========

                                                                                       MARKET
                                                                         SHARES         VALUE
                                                                       ---------     ------------
SWEDEN--1.55%
Assa Abloy A.B.-Class B (Building Products)              (a)(b)          370,000     $  5,857,805
Gambro A.B.-Class A (Health Care Services)                  (a)          658,700        9,662,381
                                                                                     ============
                                                                                       15,520,186
                                                                                     ============
SWITZERLAND--1.91%
Baloise Holding A.G.-Class R (Multi-Line Insurance)         (a)           70,300        3,312,741
Syngenta A.G. (Fertilizers & Agricultural Chemicals)     (a)(c)          147,600       15,883,198
                                                                                     ============
                                                                                       19,195,939
                                                                                     ============
THAILAND--0.41%
Siam Commercial Bank PCL (Diversified Banks)                (a)        3,213,000        4,137,833

TURKEY--0.84%
Koc Holding A.S. (Industrial Conglomerates)                              431,000        2,791,576
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas
Refining, Marketing & Transportation)                                    469,743        5,627,771
                                                                                     ============
                                                                                        8,419,347
                                                                                     ============
UNITED KINGDOM--8.78%
Amdocs Ltd. (Application Software)                          (c)          350,000       10,412,500
Cattles PLC (Consumer Finance)                              (a)          614,500        4,516,172
Daily Mail & General Trust-Class A (Publishing)             (a)          341,000        4,577,794
Enterprise Inns PLC (Restaurants)                           (a)        1,659,600       23,334,474
Inchcape PLC (Distributors)                                 (a)          180,100        6,874,943
Shire Pharmaceuticals Group PLC (Pharmaceuticals)           (a)          909,000       10,604,651
T&F Informa PLC (Publishing)                                             772,680        5,966,747
Travis Perkins PLC (Home Improvement Retail)                (a)          269,460        9,784,768
William Hill PLC (Casinos & Gaming)                         (a)          731,060        7,984,308
WS Atkins PLC (Diversified Commercial Services)             (a)          304,000        4,110,615
                                                                                     ============
                                                                                       88,166,972
                                                                                     ============
Total Foreign Stocks & Other Equity Interests (Cost
$367,514,171)                                                                         630,007,221

DOMESTIC COMMON STOCKS--24.44%
AEROSPACE & DEFENSE--1.38%
Rockwell Collins, Inc.                                      (b)          155,000        6,649,500
United Defense Industries, Inc.                             (c)          150,000        7,189,500
                                                                                     ============
                                                                                       13,839,000
                                                                                     ============
APPLICATION SOFTWARE--1.22%
Autodesk, Inc.                                                           150,000        4,405,500
Citrix Systems, Inc.                                     (b)(c)          149,300        3,202,485
Intuit Inc.                                              (b)(c)          120,000        4,680,000
                                                                                     ============
                                                                                       12,287,985
                                                                                     ============
ASSET MANAGEMENT & CUSTODY BANKS--0.77%
Legg Mason, Inc.                                                         100,000        7,723,000

                                                                              MARKET
                                                                SHARES         VALUE
                                                                -------     -----------
COMMUNICATIONS EQUIPMENT--0.65%
Comverse Technology, Inc.                        (b)(c)         290,000     $ 6,481,500

CONSUMER FINANCE--0.46%
Providian Financial Corp.                        (c)            275,000       4,587,000

DATA PROCESSING & OUTSOURCED SERVICES--0.80%
Alliance Data Systems Corp.                      (b)(c)         185,000       8,032,700

DEPARTMENT STORES--0.82%
Nordstrom, Inc.                                                 170,000       8,202,500

DISTILLERS & VINTNERS--0.52%
Constellation Brands, Inc.-Class A               (c)            100,000       5,192,000

DIVERSIFIED COMMERCIAL SERVICES--0.44%
Bright Horizons Family Solutions, Inc.           (c)             75,000       4,395,000

ELECTRICAL COMPONENTS & EQUIPMENT--0.73%
Rockwell Automation, Inc.                        (b)            130,000       7,364,500

ENVIRONMENTAL SERVICES--0.64%
Stericycle, Inc.                                 (b)(c)         125,000       6,428,750

HEALTH CARE EQUIPMENT--2.59%
Bard (C.R.), Inc.                                                95,000       6,441,000

DENTSPLY International Inc.                                     110,000       6,167,700
Fisher Scientific International Inc.             (b)(c)         115,000       7,262,250
Varian Medical Systems, Inc.                     (b)(c)         163,000       6,149,990
                                                                            ===========
                                                                             26,020,940
                                                                            ===========
HOTELS, RESORTS & CRUISE LINES--0.66%
Hilton Hotels Corp.                                             300,000       6,675,000

HYPERMARKETS & SUPER CENTERS--0.66%
Costco Wholesale Corp.                           (b)            140,000       6,617,800

INDUSTRIAL CONGLOMERATES--0.68%
Textron Inc.                                                     95,000       6,838,100

INDUSTRIAL MACHINERY--0.44%
Eaton Corp.                                                      65,000       4,419,350

INTERNET SOFTWARE & SERVICES--0.49%
VeriSign, Inc.                                   (b)(c)         190,000       4,909,600

MANAGED HEALTH CARE--0.72%
Humana Inc.                                      (b)(c)         210,000       7,196,700

OIL & GAS EQUIPMENT & SERVICES--1.46%
BJ Services Co.                                                 150,000       7,207,500
Varco International, Inc.                        (c)            245,000       7,499,450
                                                                            ===========
                                                                             14,706,950
                                                                            ===========

                                                                                   MARKET
                                                                    SHARES          VALUE
                                                                   ---------     ------------
PERSONAL PRODUCTS--0.70%
Estee Lauder Cos. Inc. (The)-Class A                                 155,000     $  6,996,700

PHARMACEUTICALS--0.75%
Eon Labs, Inc.                                       (b)(c)          170,000        4,362,200
Sepracor Inc.                                        (c)              55,000        3,144,900
                                                                                 ============
                                                                                    7,507,100
                                                                                 ============
PUBLISHING--0.47%
Getty Images, Inc.                                   (b)(c)           68,000        4,739,600

REGIONAL BANKS--0.64%
Bank of Hawaii Corp.                                                 135,000        6,467,850

RESTAURANTS--1.45%
Darden Restaurants, Inc.                                             205,000        6,059,800
Starbucks Corp.                                      (b)(c)           45,000        2,430,000
Yum! Brands, Inc.                                                    130,000        6,025,500
                                                                                 ============
                                                                                   14,515,300
                                                                                 ============
SEMICONDUCTOR EQUIPMENT--0.44%
Novellus Systems, Inc.                               (c)             170,000        4,445,500

SEMICONDUCTORS--1.15%
Microchip Technology Inc.                            (b)             263,370        6,860,789
National Semiconductor Corp.                         (b)             275,000        4,655,750
                                                                                 ============
                                                                                   11,516,539
                                                                                 ============
SPECIALIZED FINANCE--0.54%
Chicago Mercantile Exchange (The)                    (b)              25,500        5,469,750

SPECIALTY CHEMICALS--0.50%
Ecolab Inc.                                                          150,000        5,047,500

SPECIALTY STORES--0.42%
Tiffany & Co.                                        (b)             135,000        4,243,050

SYSTEMS SOFTWARE--0.77%
McAfee Inc.                                          (c)             300,000        7,755,000

THRIFTS & MORTGAGE FINANCE--0.48%
Radian Group Inc.                                                    100,000        4,794,000
                                                                                 ============
Total Domestic Common Stocks (Cost $205,484,146)                                  245,416,264
                                                                                 ============
MONEY MARKET FUNDS--0.96%
Liquid Assets Portfolio-Institutional Class          (g)           4,817,248        4,817,248
STIC Prime Portfolio-Institutional Class             (g)           4,817,248        4,817,248
                                                                                 ============
Total Money Market Funds (Cost $9,634,496)                                          9,634,496
                                                                                 ============
TOTAL INVESTMENTS--88.15% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $582,632,813)                                            885,057,981
                                                                                 ============

                                                                                                    MARKET
                                                                                    SHARES           VALUE
                                                                                  ----------     --------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--11.85%
Liquid Assets Portfolio-Institutional Class                        (g)(h)         59,473,430     $   59,473,430
STIC Prime Portfolio-Institutional Class                           (g)(h)         59,473,430         59,473,430
                                                                                                 ==============
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $118,946,860)                                              118,946,860
                                                                                                 ==============
TOTAL INVESTMENTS--100.00%  (Cost $701,579,673)                                                  $1,004,004,841
                                                                                                 ==============

      Investment Abbreviations:

      ADR - American Depositary Receipt
      Pfd. - Preferred

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $426,458,678, which represented 42.48% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c)   Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $54,458,468, which represented 5.42% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at January 31, 2005 was $13,135,517, which represented 1.31% of the Fund's Total Investments. See Note 1A.

(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $13,135,517, which represented 1.31% of the Fund's Total Investments.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

   Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
   (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers . Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed -upon price at a future date. The Fund may enter into a foreign currency contract to attemp t to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              MARKET                                         UNREALIZED       MARKET
                              VALUE         PURCHASES         PROCEEDS      APPRECIATION      VALUE         DIVIDEND    REALIZED
          FUND               10/31/04        AT COST         FROM SALES    (DEPRECIATION)    01/31/05        INCOME    GAIN (LOSS)
------------------------   ------------   --------------   --------------  --------------  -------------   ----------  -----------
Liquid Assets Portfolio-
Institutional Class        $  1,521,179   $   43,557,563   $  (40,261,494)  $          -   $   4,817,248   $   48,153   $      -
STIC Prime Portfolio-
Institutional Class           1,521,179       43,557,563      (40,261,494)             -       4,817,248       49,201          -
                           ============   ==============   ==============   ============   =============   ==========   ========
   SUBTOTAL                $  3,042,358   $   87,115,126   $  (80,522,988)  $          -   $   9,634,496   $   97,354   $      -
                           ============   ==============   ==============   ============   =============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              MARKET                                         UNREALIZED       MARKET
                              VALUE         PURCHASES         PROCEEDS      APPRECIATION      VALUE         DIVIDEND    REALIZED
          FUND               10/31/04        AT COST         FROM SALES    (DEPRECIATION)    01/31/05        INCOME*   GAIN (LOSS)
------------------------   ------------   --------------   --------------  --------------  -------------   ----------  -----------
Liquid Assets Portfolio-
Institutional Class        $ 76,343,445   $   67,506,630   $  (84,376,645)  $          -   $  59,473,430   $   42,718   $      -
STIC Prime Portfolio-
Institutional Class          76,343,445       66,572,549      (83,442,564)             -      59,473,430       43,613          -
                           ============   ==============   ==============   ============   =============   ==========   ========
   SUBTOTAL                $152,686,890   $  134,079,179   $ (167,819,209)             -   $ 118,946,860   $   86,331          -
                           ============   ==============   ==============   ============   =============   ==========   ========
  TOTAL                    $155,729,248   $  221,194,305   $ (248,342,197)  $          -   $ 128,581,356   $  183,685   $      -
                           ============   ==============   ==============   ============   =============   ==========   ========

*Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At January 31, 2005, securities with an aggregate value of $114,635,081 were on loan to brokers. The loans were secured by cash collateral of $118,946,860 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $86,331 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $141,167,644 and $163,772,515, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT
                            SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities               $   304,549,716
Aggregate unrealized (depreciation) of investment securities                  (2,680,214)
                                                                         ===============
Net unrealized appreciation of investment securities                     $   301,869,502
                                                                         ===============
Cost of investments for tax purposes is $702,135,339.

                            AIM GLOBAL GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               GLG-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS-59.88%
AUSTRALIA-2.14%
BHP Billiton Ltd. (Diversified Metals & Mining)            (a)                         420,500                         $  5,353,375
-----------------------------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty Insurance)         (a)                         680,000                            2,809,481
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
Insurance)                                                 (a)                         271,300                            3,206,096
===================================================================================================================================
                                                                                                                         11,368,952
===================================================================================================================================

BELGIUM-0.62%
Algemene Maatschappij voor Nijverheidskredit N.V.
(Diversified Banks)                                        (a)                          17,500                            1,816,551
-----------------------------------------------------------------------------------------------------------------------------------
KBC Bankverzekeringsholding (Diversified Banks)            (a)                          19,000                            1,469,776
===================================================================================================================================
                                                                                                                          3,286,327
===================================================================================================================================

BERMUDA-0.87%
Nabors Industries, Ltd.  (Oil & Gas Drilling)              (b)                          34,000                            1,713,600
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Industrial Conglomerates)                                      80,000                            2,891,200
===================================================================================================================================
                                                                                                                          4,604,800
===================================================================================================================================

BRAZIL-0.62%
Companhia de Bebidas das Americas-ADR (Brewers)            (c)                         128,000                            3,264,000
===================================================================================================================================

CANADA-2.21%
Manulife Financial Corp. (Life & Health Insurance)         (c)                         115,700                            5,088,767
-----------------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial
Services)                                                                              123,400                            3,052,806
-----------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                 (c)                         112,800                            3,609,564
===================================================================================================================================
                                                                                                                         11,751,137
===================================================================================================================================

FRANCE-8.40%
BNP Paribas S.A. (Diversified Banks)                       (a)(c)                       90,430                            6,523,367
-----------------------------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication Services)        (c)                          47,600                            1,864,500
-----------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)                      (a)(c)                       44,211                            4,564,100
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard  (Distillers & Vintners)                     (a)(c)                       30,470                            4,312,818
-----------------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)                    (a)(c)                       51,260                            4,187,282
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                           (a)(c)                       30,500                            2,271,366
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                       (a)(c)                       44,670                            4,450,628
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                          (a)(c)                       39,459                            8,481,340
-----------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                    (a)(c)                       55,480                            7,952,192
===================================================================================================================================
                                                                                                                         44,607,593
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY-0.74%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury
Goods)                                                     (a)(c)                       26,220                         $  3,925,997
===================================================================================================================================

GREECE-1.74%
EFG Eurobank Ergasias (Diversified Banks)                  (a)                         111,600                            3,600,474
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)                                                           211,000                            5,649,291
===================================================================================================================================
                                                                                                                          9,249,765
===================================================================================================================================

HONG KONG-1.01%
Cheung Kong (Holdings) Ltd. (Real Estate Management
& Development)                                             (a)                         378,000                            3,466,150
-----------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management
& Development)                                             (a)(c)                      203,000                            1,880,060
===================================================================================================================================
                                                                                                                          5,346,210
===================================================================================================================================

INDIA-1.48%
Infosys Technologies Ltd.-ADR (IT Consulting
& Services)                                                (c)                          91,300                            6,029,452
-----------------------------------------------------------------------------------------------------------------------------------
Tata Consultancy Services, Ltd. (IT Consulting & Other
Services)                                                                               62,000                            1,847,641
===================================================================================================================================
                                                                                                                          7,877,093
===================================================================================================================================

IRELAND-2.90%
Anglo Irish Bank Corp. PLC (Diversified Banks)             (a)                         309,600                            7,553,953
-----------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                                                       157,290                            4,153,857
-----------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)                         (a)                         207,600                            3,667,807
===================================================================================================================================
                                                                                                                         15,375,617
===================================================================================================================================

ISRAEL-1.26%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                      232,900                            6,691,217
===================================================================================================================================

ITALY-3.64%
Banca Intesa S.p.A. (Diversified Banks)                    (a)                         510,100                            2,371,224
-----------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                          (a)(c)                      385,300                            9,395,693
-----------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)                  (a)(c)                      542,300                            7,560,446
===================================================================================================================================
                                                                                                                         19,327,363
===================================================================================================================================

JAPAN-7.01%
Canon Inc. (Office Electronics)                            (a)                          85,800                            4,472,985
-----------------------------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)            (a)(c)                       57,100                            5,877,149
-----------------------------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)         (a)                          27,000                            6,186,058
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)                    (a)                          63,000                            3,348,531
-----------------------------------------------------------------------------------------------------------------------------------
Orix Corp. (Consumer Finance)                              (a)                          12,300                            1,627,237
-----------------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                           (a)                          22,100                            2,576,469
-----------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)           (a)                          64,800                            3,068,722
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)              (a)                         127,900                            4,971,984
-----------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)                    (a)(c)                      113,100                            5,061,469
===================================================================================================================================
                                                                                                                         37,190,604
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO-1.14%
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                       32,900                          $ 1,935,507
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                       1,198,300                            4,138,161
===================================================================================================================================
                                                                                                                          6,073,668
===================================================================================================================================

NETHERLANDS-1.26%
Royal Numico N.V. (Packaged Foods & Meats)                 (a)(b)                       70,400                            2,698,345
-----------------------------------------------------------------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)                         (a)                         146,300                            4,009,898
===================================================================================================================================
                                                                                                                          6,708,243
===================================================================================================================================

NORWAY-0.79%
Telenor A.S.A. (Integrated Telecommunication
Services)                                                  (a)(c)                      453,900                            4,177,009
===================================================================================================================================

SINGAPORE-1.48%
DBS Group Holdings Ltd. (Diversified Banks)                (a)                         295,000                            2,848,922
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                         (a)                         324,000                            2,315,576
-----------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)              (a)                         314,000                            2,669,145
===================================================================================================================================
                                                                                                                          7,833,643
===================================================================================================================================

SOUTH KOREA-1.13%
Samsung Electronics Co., Ltd. (Electronic Equipment
Manufacturers)                                             (a)                           7,000                            3,376,782
-----------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Diversified Banks)      (a)                         104,000                            2,613,322
===================================================================================================================================
                                                                                                                          5,990,104
===================================================================================================================================

SPAIN-1.29%
Industria de Diseno Textil, S.A. (Apparel Retail)          (a)(c)                      141,900                            4,017,808
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica, S.A. (Integrated Telecommunication
Services)                                                  (a)                         155,600                            2,832,138
===================================================================================================================================
                                                                                                                          6,849,946
===================================================================================================================================

SWEDEN-1.85%
Assa Abloy A.B.-Class B (Building Products)                (a)(c)                      256,600                            4,062,467
-----------------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery
& Heavy Trucks)                                            (a)(c)                      141,600                            5,742,366
===================================================================================================================================
                                                                                                                          9,804,833
===================================================================================================================================

SWITZERLAND-5.43%
Alcon, Inc. (Health Care Supplies)                                                      68,000                            5,385,600
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                      (a)                         143,400                            4,485,119
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                       (a)                          25,850                            2,756,666
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)       (a)(b)                       83,690                            9,005,859
-----------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                     (a)                          88,530                            7,196,139
===================================================================================================================================
                                                                                                                         28,829,383
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM-10.87%
Amdocs Ltd. (Application Software)                         (b)                          90,000                          $ 2,677,500
-----------------------------------------------------------------------------------------------------------------------------------
Aviva PLC (Multi-line Insurance)                           (a)                         407,584                            4,879,706
-----------------------------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                               (a)                         312,275                            1,372,912
-----------------------------------------------------------------------------------------------------------------------------------
GUS PLC (Catalog Retail)                                   (a)                         284,100                            5,163,433
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                       (a)                         315,570                            8,287,216
-----------------------------------------------------------------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication Services)             (a)(b)                    1,725,200                            4,087,599
-----------------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)                               (a)                         222,600                            6,591,973
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                 (a)                         251,380                            7,472,999
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)       (a)                          96,803                            3,209,818
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                    (a)                       1,294,269                            7,517,522
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
Services)                                                  (a)                       2,504,330                            6,464,059
===================================================================================================================================
                                                                                                                         57,724,737
===================================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost
$215,995,452)                                                                                                           317,858,241
===================================================================================================================================

DOMESTIC COMMON STOCKS-24.10%
AEROSPACE & DEFENSE-0.32%
Lockheed Martin Corp.                                                                   29,000                            1,676,490
===================================================================================================================================

AIR FREIGHT & LOGISTICS-0.45%
FedEx Corp.                                                                             25,000                            2,391,250
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.30%
Legg Mason, Inc.                                                                        20,500                            1,583,215
===================================================================================================================================

BIOTECHNOLOGY-0.36%
Gilead Sciences, Inc.                                      (b)                          58,000                            1,919,800
===================================================================================================================================

COMMUNICATIONS EQUIPMENT-1.22%
Cisco Systems, Inc.                                        (b)                         150,000                            2,706,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                         144,400                            2,272,856
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                           40,000                            1,489,600
===================================================================================================================================
                                                                                                                          6,468,456
===================================================================================================================================

COMPUTER HARDWARE-1.18%
Dell Inc.                                                  (b)                         150,000                            6,264,000
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%
EMC Corp.                                                  (b)                         180,000                            2,358,000
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                        (b)                          27,000                            2,250,450
===================================================================================================================================
                                                                                                                          4,608,450
===================================================================================================================================

CONSUMER FINANCE-1.01%
Capital One Financial Corp.                                                             35,000                            2,739,800
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                               52,000                            2,609,880
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,349,680
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-0.43%
U.S. Bancorp                                                                            76,000                          $ 2,283,800
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.62%
Cendant Corp.                                                                          139,000                            3,273,450
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.97%
Rockwell Automation, Inc.                                                               91,000                            5,155,150
===================================================================================================================================

FOOTWEAR-0.51%
NIKE, Inc.-Class B                                                                      31,000                            2,685,530
===================================================================================================================================

HEALTH CARE EQUIPMENT-0.41%
Waters Corp.                                               (b)                          44,000                            2,159,520
===================================================================================================================================

HOME IMPROVEMENT RETAIL-0.88%
Home Depot, Inc. (The)                                                                 113,500                            4,683,010
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES-0.46%
Hilton Hotels Corp.                                                                    110,000                            2,447,500
===================================================================================================================================

HOUSEHOLD PRODUCTS-0.66%
Procter & Gamble Co. (The)                                                              66,000                            3,513,180
===================================================================================================================================

HOUSEWARES & SPECIALTIES-0.55%
Fortune Brands, Inc.                                                                    35,000                            2,939,300
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS-0.99%
Costco Wholesale Corp.                                                                  60,000                            2,836,200
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                   46,000                            2,410,400
===================================================================================================================================
                                                                                                                          5,246,600
===================================================================================================================================

INDUSTRIAL CONGLOMERATES-0.44%
General Electric Co.                                                                    65,000                            2,348,450
===================================================================================================================================

INTEGRATED OIL & GAS-0.71%
Exxon Mobil Corp.                                                                       73,000                            3,766,800
===================================================================================================================================

INTERNET RETAIL-0.51%
eBay Inc.                                                  (b)                          33,500                            2,730,250
===================================================================================================================================

INTERNET SOFTWARE & SERVICES-1.31%
VeriSign, Inc.                                             (b)                          95,000                            2,454,800
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                (b)                         128,000                            4,506,880
===================================================================================================================================
                                                                                                                          6,961,680
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE-0.95%
Goldman Sachs Group, Inc. (The)                                                         47,000                            5,068,950
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE-1.25%
Aetna Inc.                                                                              10,000                          $ 1,270,500
-----------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                                (b)                          35,000                            1,199,450
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                 47,000                            4,178,300
===================================================================================================================================
                                                                                                                          6,648,250
===================================================================================================================================

MOTORCYCLE MANUFACTURERS-0.24%
Harley-Davidson, Inc.                                                                   21,000                            1,262,310
===================================================================================================================================

MOVIES & ENTERTAINMENT-0.27%
Walt Disney Co. (The)                                                                   50,000                            1,431,500
===================================================================================================================================

OFFICE ELECTRONICS-0.39%
Xerox Corp.                                                (b)                         130,000                            2,064,400
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.32%
BJ Services Co.                                                                         35,000                            1,681,750
===================================================================================================================================

PERSONAL PRODUCTS-1.34%
Estee Lauder Cos. Inc. (The)-Class A                                                    56,000                            2,527,840
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                      90,000                            4,564,800
===================================================================================================================================
                                                                                                                          7,092,640
===================================================================================================================================

PHARMACEUTICALS-1.21%
Johnson & Johnson                                                                       79,000                            5,111,300
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                             55,000                            1,328,800
===================================================================================================================================
                                                                                                                          6,440,100
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE-0.68%
Allstate Corp. (The)                                                                    72,000                            3,631,680
===================================================================================================================================

RESTAURANTS-0.28%
Starbucks Corp.                                            (b)                          28,000                            1,512,000
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT-0.22%
Novellus Systems, Inc.                                     (b)                          45,000                            1,176,750
===================================================================================================================================

SEMICONDUCTORS-0.49%
Linear Technology Corp.                                                                 27,500                            1,037,850
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                               59,000                            1,536,950
===================================================================================================================================
                                                                                                                          2,574,800
===================================================================================================================================

SYSTEMS SOFTWARE-1.30%
Microsoft Corp.                                                                         90,000                            2,365,200
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                               (b)                         180,000                            2,478,600
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                             (b)                          88,000                            2,054,800
===================================================================================================================================
                                                                                                                          6,898,600
===================================================================================================================================
Total Domestic Common Stocks (Cost $105,092,808)                                                                        127,939,291
===================================================================================================================================

GLG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.55%
Liquid Assets Portfolio-Institutional Class                (d)                       4,120,543                          $ 4,120,543
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                   (d)                       4,120,543                            4,120,543
===================================================================================================================================
Total Money Market Funds (Cost $8,241,086)                                                                                8,241,086
===================================================================================================================================
TOTAL INVESTMENTS-85.53% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $329,329,346)                                                                                  454,038,618
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-14.47%
STIC Prime Portfolio-Institutional Class                   (d)(e)                   76,813,197                           76,813,197
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $76,813,197)                                                                    76,813,197
===================================================================================================================================
TOTAL INVESTMENTS-100.00%  (Cost
$406,142,543)                                                                                                          $530,851,815
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR     American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $257,865,578, which represented 48.58% of the Fund's Total Investments. See
     Note 1A.

(b)  Non-income producing security.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

GLG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

GLG-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

GLG-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                          MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION     MARKET VALUE   DIVIDEND    REALIZED
FUND                        10/31/04       AT COST           SALES      (DEPRECIATION)      01/31/05     INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Porfolio-
Institutional Class       $  5,732,411   $ 17,273,924   $(18,885,792)   $          --     $  4,120,543  $   29,683  $        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Porfolio-
Institutional Class          5,732,411     17,273,924    (18,885,792)              --        4,120,543      30,245           --
===============================================================================================================================
     SUBTOTAL             $ 11,464,822   $ 34,547,848   $(37,771,584)   $          --     $  8,241,086  $   59,928  $        --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                          MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION     MARKET VALUE   DIVIDEND    REALIZED
FUND                        10/31/04       AT COST           SALES      (DEPRECIATION)      01/31/05     INCOME*    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $  76,311,756  $ 19,447,605  $ (95,759,361)   $          --     $          -- $  31,820  $         --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class                  --    85,329,532     (8,516,335)              --        76,813,197    15,501            --
===============================================================================================================================
     SUBTOTAL             $  76,311,756  $104,777,137  $(104,275,696)   $          --     $  76,813,197 $  47,321  $         --
===============================================================================================================================
       TOTAL              $  87,776,578  $139,324,985  $(142,047,280)   $          --     $  85,054,283 $ 107,249  $         --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2005, securities with an aggregate value of $74,029,475 were on loan to brokers. The loans were secured by cash collateral of $76,813,197 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $47,321 for securities lending transactions.

GLG-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $59,152,487 and $80,360,706, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  126,230,039
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,124,849)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $  124,105,190
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $406,746,625.

GLG-QTR-1

                         AIM INTERNATIONAL CORE EQUITY FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                           [YOUR GOALS.
                                           OUR SOLUTIONS.]
                                       - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM HCE-QTR-1 1/05  A I M Advisors, Inc. - REGISTERED TRADEMARK -

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                          -------       -------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS -- 85.67%

AUSTRALIA -- 1.46%
National Australia Bank Ltd. (Diversified Banks)             (a)          100,400       $   2,305,362

National Australia Bank Ltd.-ADR (Diversified Banks)         (a)           10,600           1,216,880
                                                                                        =============
                                                                                            3,522,242
                                                                                        =============

BELGIUM -- 1.07%

Belgacom S.A. (Integrated Telecommunication Services)        (b)(c)        62,200           2,572,141
                                                                                        =============

CANADA -- 1.98%

BCE Inc. (Integrated Telecommunication Services)             (a)           98,800           2,355,850

EnCana Corp. (Oil & Gas Exploration & Production)            (a)           40,500           2,394,198
                                                                                        =============
                                                                                            4,750,048
                                                                                        =============

CHINA -- 0.41%
China Life Insurance Co., Ltd.-ADR (Life & Health
Insurance)                                                   (a)(c)        37,100             988,715
                                                                                        =============

DENMARK -- 1.74%
Danske Bank A.S. (Diversified Banks)                         (b)          143,500           4,194,642
                                                                                        =============

FINLAND -- 4.14%
Nokia Oyj (Communications Equipment)                         (b)          296,250           4,532,144
Stora Enso Oyj-Class R (Paper Products)                      (a)(b)       228,000           3,288,117
UPM-Kymmene Oyj (Paper Products)                             (b)          100,800           2,127,594
                                                                                        =============
                                                                                            9,947,855
                                                                                        =============

FRANCE -- 4.71%
Compagnie Generale des Etablissements Michelin-Class B
(Tires & Rubber)                                             (a)(b)        73,900           4,780,391
Societe Generale-ADR (Diversified Banks)                     (d)          176,150           3,508,573
Total S.A.-ADR (Integrated Oil & Gas)                        (a)           28,225           3,035,599
                                                                                        =============
                                                                                           11,324,563
                                                                                        =============

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                          -------       --------------
GERMANY -- 2.71%
BASF A.G. (Diversified Chemicals)                            (b)           25,100       $    1,717,096
BASF A.G.- ADR (Diversified Chemicals)                                     42,700            2,929,647

Deutsche Bank A.G. (Diversified Capital Markets)             (a)(b)         8,900              757,601

Deutsche Bank A.G. (Diversified Capital Markets)             (a)           13,070            1,110,819
                                                                                        ==============
                                                                                             6,515,163
                                                                                        ==============

HONG KONG -- 1.35%
Cheung Kong (Holdings) Ltd. (Real Estate Management &
Development)                                                 (b)          108,000              990,328

Hutchison Whampoa Ltd. (Industrial Conglomerates)            (a)(b)       247,100            2,248,883
                                                                                        ==============
                                                                                             3,239,211
                                                                                        ==============

ITALY -- 2.35%
Enel S.p.A. (Electric Utilities)                             (b)(c)       270,300            2,542,446
Eni S.p.A-ADR (Integrated Oil & Gas)                         (a)           25,345            3,097,159
                                                                                        ==============
                                                                                             5,639,605
                                                                                        ==============

JAPAN -- 17.96%
Canon Inc. (Office Electronics)                              (b)           19,000              990,521
Canon Inc.-ADR (Office Electronics)                          (a)           38,335            2,015,654
East Japan Railway Co. (Railroads)                           (b)              383            2,063,889
Eisai Co., Ltd. (Pharmaceuticals)                            (b)           57,000            1,846,382
Fuji Photo Film Co., Ltd. (Photographic Products)            (b)           52,000            1,870,191

Fuji Photo Film Co., Ltd.-ADR (Photographic Products)        (a)           87,515            3,177,670

Hitachi, Ltd.-ADR (Electronic Equipment Manufacturers)       (a)           26,625            1,779,615

Ito-Yokado Co., Ltd. (Hypermarkets & Super Centers)          (b)           49,000            1,960,945
Kao Corp. (Household Products)                               (b)          122,000            2,831,030

Millea Holdings, Inc. (Property & Casualty Insurance)        (b)              137            1,887,739
NEC Electronics Corp. (Semiconductors)                       (a)(b)        34,900            1,761,459
Nintendo Co., Ltd. (Home Entertainment Software)             (b)           25,300            2,866,086
Nippon Telegraph & Telephone Corp. (Integrated
Telecommunication Services)                                  (b)              548            2,301,594
Nippon Telegraph & Telephone Corp.-ADR (Integrated
Telecommunication Services)                                                24,585              516,777

Nomura Holdings, Inc. (Investment Banking & Brokerage)       (b)          145,000            1,904,084
Olympus Corp. (Health Care Equipment)                        (b)           87,000            1,812,417
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)           (b)           52,600            2,075,964
Sony Corp.-ADR (Consumer Electronics)                                      86,350            3,196,677
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)             (b)           81,100            3,840,638
Toyota Motor Corp. (Automobile Manufacturers)                (b)           63,600            2,472,386
                                                                                        ==============
                                                                                            43,171,718
                                                                                        ==============

                                                                                               MARKET
                                                                             SHARES            VALUE
                                                                             -------       --------------
MEXICO -- 2.00%
Fomento Economico Mexicano, S.A. de C.V.-ADR (Soft
Drinks)                                                                       23,400       $    1,257,984
Telefonos de Mexico S.A. de C.V.Series L-ADR (Integrated
Telecommunication Services)                                     (a)           95,490            3,557,003
                                                                                           ==============
                                                                                                4,814,987
                                                                                           ==============

NETHERLANDS -- 8.71%
ABN AMRO Holding N.V. (Diversified Banks)                       (b)           74,100            2,007,831
Aegon N.V. (Life & Health Insurance)                            (b)          283,000            3,841,541
DSM N.V. (Specialty Chemicals)                                  (a)(b)        55,745            3,472,294
Heineken N.V. (Brewers)                                         (a)(b)        62,400            2,138,694

ING Groep N.V.-ADR (Other Diversified Financial Services)                     94,427            2,725,163
Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Consumer Electronics)                                   (a)           68,550            1,787,784
Royal Dutch Petroleum Co.-New York Shares
(Integrated Oil & Gas)                                          (a)           27,710            1,620,204
TPG N.V. (Air Freight & Logistics)                              (b)          122,000            3,343,866
                                                                                           ==============
                                                                                               20,937,377
                                                                                           ==============

NORWAY -- 0.90%
Statoil A.S.A. (Integrated Oil & Gas)                           (a)(b)       141,900            2,159,650
                                                                                           ==============

PORTUGAL -- 1.01%
Portugal Telecom, SGPS, S.A.-ADR (Integrated
Telecommunication Services)                                                  195,300            2,417,814
                                                                                           ==============

SOUTH KOREA -- 2.34%
Kookmin Bank (Diversified Banks)                                (b)           31,900            1,376,145

Korea Electric Power Corp.-ADR (Electric Utilities)             (a)           96,725            1,335,772

KT Corp.-ADR (Integrated Telecommunication Services)            (a)          134,100            2,904,606
                                                                                           ==============
                                                                                                5,616,523
                                                                                           ==============

SPAIN -- 1.87%
Endesa, S.A.-ADR (Electric Utilities)                                         97,700            2,220,721
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)                                   89,400            2,286,852
                                                                                           ==============
                                                                                                4,507,573
                                                                                           ==============

SWEDEN -- 1.22%
Ainax A.B. (Construction & Farm Machinery & Heavy Trucks)       (c)                2                   79
Nordea Bank A.B. (Diversified Banks)                            (b)          275,000            2,549,382
Volvo A.B.-Class B (Construction & Farm Machinery &
Heavy Trucks)                                                   (a)(b)         9,400              381,202
                                                                                           ==============
                                                                                                2,930,663
                                                                                           ==============

                                                                                                    MARKET
                                                                                   SHARES           VALUE
                                                                                 ---------       -------------
SWITZERLAND--7.80%

Credit Suisse Group (Diversified Capital Markets)                (b)(c)             81,000       $   3,262,843
Nestle S.A. (Packaged Foods & Meats)                             (b)                 6,500           1,706,906
Nestle S.A.-ADR (Packaged Foods & Meats)                         (d)                37,075           2,433,191
Novartis A.G. (Pharmaceuticals)                                  (b)                37,900           1,818,723
Novartis A.G.-ADR (Pharmaceuticals)                                                 65,000           3,112,200
Roche Holding A.G. (Pharmaceuticals)                             (b)(c)             22,750           2,426,080
Zurich Financial Services A.G. (Multi-line Insurance)            (b)                23,920           3,978,546
                                                                                 =========       =============
                                                                                                    18,738,489
                                                                                                 =============
TAIWAN--0.87%

Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
(Semiconductors)                                                                   238,200           2,084,250
                                                                                 =========       =============

UNITED KINGDOM--19.07%

Anglo American PLC (Diversified Metals & Mining)                 (b)                62,500           1,453,603
BAA PLC (Airport Services)                                       (b)               186,300           2,189,180
BAE SYSTEMS PLC (Aerospace & Defense)                            (b)               785,900           3,636,788
Boots Group PLC (Drug Retail)                                    (b)               160,800           2,019,586
BP PLC (Integrated Oil & Gas)                                    (b)               301,600           2,988,938
Cadbury Schweppes PLC (Packaged Foods & Meats)                   (b)               454,500           4,073,206
Diageo PLC (Distillers & Vintners)                               (b)               312,100           4,250,216
GlaxoSmithKline PLC (Pharmaceuticals)                            (b)                17,500             386,567
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                        (a)               118,800           5,294,916
HSBC Holdings PLC-ADR (Diversified Banks)                        (a)                25,410           2,109,792
Kingfisher PLC (Home Improvement Retail)                         (b)               496,800           2,857,694
Morrison (William) Supermarkets PLC (Food Retail)                (b)               676,100           2,564,959
Reed Elsevier PLC (Publishing)                                   (b)               498,000           4,526,843

Royal Bank of Scotland Group PLC (Diversified Banks)             (b)               160,600           5,325,214
Scottish Power PLC (Electric Utilities)                          (b)               270,100           2,144,203
                                                                                 =========       =============
                                                                                                    45,821,705
                                                                                                 =============
Total Foreign Stocks & Other Equity Interests
(Cost $158,853,985)                                                                                205,894,934
                                                                                                 =============
MONEY MARKET FUNDS-2.05%
Premier Portfolio (Cost $4,932,873)                              (e)(f)          4,932,873           4,932,873
                                                                                 =========       =============
TOTAL INVESTMENTS--87.72% (excluding investments
purchased with cash collateral from securities loaned) (Cost
$163,786,858)                                                                                      210,827,807
                                                                                                 =============

                                                                                                    MARKET
                                                                                   SHARES           VALUE
                                                                                 ----------      -------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--12.28%
Premier Portfolio                                                (e)(f)(g)       29,510,010      $  29,510,010
                                                                                 ==========      =============

Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $29,510,010)                                                          29,510,010
                                                                                                 =============
TOTAL INVESTMENTS--100.00%  (Cost $193,296,868)                                                  $ 240,337,817
                                                                                                 =============

         Investment Abbreviations:

         ADR                                         American Depositary Receipt

         Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $135,117,408, which represented 56.22% of the Fund's Total Investments. See Note 1A.

(c)      Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $5,941,764, which represented 2.47% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     UNREALIZED                               REALIZED
                     MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     GAIN
      FUND             10/31/04         COST           SALES       (DEPRECIATION)     01/31/05      INCOME     (LOSS)
----------------     ------------   ------------   -------------   --------------   ------------   --------   --------

Premier Portfolio    $  3,494,279   $ 15,145,757   $ (13,707,163)  $           --   $  4,932,873   $ 41,643         --
                     ============   ============   =============   ==============   ============   ========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     UNREALIZED                               REALIZED
                     MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     GAIN
      FUND             10/31/04         COST           SALES       (DEPRECIATION)     01/31/05     INCOME*     (LOSS)
----------------     ------------   ------------   -------------   --------------   ------------   --------   --------
Premier Portfolio    $ 38,945,109   $ 36,734,884   $ (46,169,983)              --   $ 29,510,010   $ 16,563         --

                     ============   ============   =============   ==============   ============   ========   ========
   TOTAL             $ 42,439,388   $ 51,880,641   $ (59,877,146)  $           --   $ 34,442,883   $ 58,206   $     --
                     ============   ============   =============   ==============   ============   ========   ========

 * Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At January 31, 2005, securities with an aggregate value of $28,526,787 were on loan to brokers. The loans were secured by cash collateral of $29,510,010 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $16,563 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $24,346,382 and $11,784,697, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $  44,957,095
Aggregate unrealized (depreciation) of investment securities          (4,599,823)
                                                                   =============
Net unrealized appreciation of investment securities               $  40,357,272
                                                                   =============
Cost of investments for tax purposes is $199,980,545.

                          AIM INTERNATIONAL GROWTH FUND

           Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                        [YOUR GOALS.
                                        OUR SOLUTIONS.]
                                    - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -
AIMINVESTMENTS.COM   IGR-QTR-1 1/05    A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

                                                                                                                MARKET
                                                                                                SHARES           VALUE
                                                                                               ---------       ----------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-93.94%
AUSTRALIA-3.14%
BHP Billiton Ltd. (Diversified Metals & Mining)                                 (a)            2,031,300     $ 25,860,430
Coca-Cola Amatil Ltd. (Soft Drinks)                                             (a)            1,920,000       11,676,205
Promina Group Ltd. (Property & Casualty Insurance) (Acquired
05/12/03-08/19/04; Cost $5,627,292)                                             (a)(b)(c)      2,851,200       11,779,988

QBE Insurance Group Ltd. (Property & Casualty Insurance)                        (a)              908,000       10,730,317
                                                                                                             ============
                                                                                                               60,046,940
                                                                                                             ============

AUSTRIA-0.58%
Erste Bank der oesterreichischen Sparkassen A.G. (Diversified Banks)            (a)              222,824       11,035,940
                                                                                                             ============

BELGIUM-1.19%
Algemene Maatschappij voor Nijverheidskredit N.V. (Diversified Banks)           (a)(b)           124,000       12,871,563
KBC Bankverzekeringsholding (Diversified Banks)                                 (a)(b)           128,400        9,932,589
                                                                                                             ============
                                                                                                               22,804,152
                                                                                                             ============

BERMUDA-0.61%
Esprit Holdings Ltd. (Apparel Retail)                                           (a)            2,034,500       11,764,243
                                                                                                             ============

BRAZIL-0.64%
Companhia de Bebidas das Americas-ADR (Brewers)                                 (b)              479,700       12,232,350
                                                                                                             ============
CANADA-6.20%
Canadian National Railway Co. (Railroads)                                                        322,450       19,150,300
Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)                             226,700       10,000,047
EnCana Corp. (Oil & Gas Exploration & Production)                                                205,500       12,148,338
Manulife Financial Corp. (Life & Health Insurance)                                               539,850       23,743,916
Petro-Canada (Integrated Oil & Gas)                                                              107,750        5,556,165

Power Corp. of Canada (Other Diversified Financial Services)                                     426,200       10,543,809
Shoppers Drug Mart Corp. (Drug Retail)                                          (d)              375,200       11,852,081
Shoppers Drug Mart Corp. (Drug Retail) (Acquired 11/18/03; Cost $2,955,117)     (c)(d)(e)(f)     138,500        4,375,035
Suncor Energy, Inc. (Integrated Oil & Gas)                                                       668,000       21,375,785
                                                                                                             ============
                                                                                                              118,745,476
                                                                                                             ============

                                                                                                                         MARKET
                                                                                                          SHARES          VALUE
                                                                                                        ---------     ------------
FRANCE-10.46%
BNP Paribas S.A. (Diversified Banks)                                                         (a)          378,488     $ 27,303,066
Bouygues S.A. (Wireless Telecommunication Services)                                                       245,000        9,596,693
Lafarge S.A. (Construction Materials)                                                        (a)(d)       183,010       18,892,943
Pernod Ricard  (Distillers & Vintners)                                                       (a)(b)       166,838       23,614,767
Renault S.A. (Automobile Manufacturers)                                                      (a)(d)       229,992       18,787,387
Sanofi-Aventis (Pharmaceuticals)                                                             (a)          123,600        9,204,619
Societe Generale (Diversified Banks)                                                         (a)          169,800       16,917,766
Technip S.A. (Oil & Gas Equipment & Services)                                                (a)           52,900        8,885,414
Total S.A. (Integrated Oil & Gas)                                                            (a)          181,749       39,065,233
Vinci S.A. (Construction & Engineering)                                                      (a)          195,830       28,069,173
                                                                                                                      ============
                                                                                                                       200,337,061
                                                                                                                      ============

GERMANY-2.95%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)                                    (a)           94,900       14,209,653
Continental A.G. (Tires & Rubber)                                                            (a)          284,200       19,732,108

Deutsche Telekom A.G. (Integrated Telecommunication Services)                                (a)(d)       353,004        7,635,143
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired 10/08/03-10/30/03; Cost $8,366,627)      (a)           60,302       14,862,409
                                                                                                                      ============
                                                                                                                        56,439,313
                                                                                                                      ============
GREECE-1.68%
EFG Eurobank Ergasias (Diversified Banks)                                                    (a)          323,300       10,430,404
OPAP S.A. (Casinos & Gaming) (Acquired 04/02/04-08/27/04; Cost $14,296,226)                               809,600       21,676,141
                                                                                                                      ============
                                                                                                                        32,106,545
                                                                                                                      ============

HONG KONG-1.86%
Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)                           (a)          999,000        9,160,538
CNOOC Ltd.-ADR (Oil & Gas Exploration & Production)                                                       152,800        8,180,912
Hutchison Whampoa Ltd. (Industrial Conglomerates)                                            (a)        1,303,000       11,858,740
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)                          (a)          688,000        6,371,828
                                                                                                                      ============
                                                                                                                        35,572,018
                                                                                                                      ============

HUNGARY-1.35%
OTP Bank Rt. (Diversified Banks)                                                                          801,800       25,942,090
                                                                                                                      ============
INDIA-2.83%
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)                                       554,736        9,885,981

Infosys Technologies Ltd. (IT Consulting & Other Services)                                   (a)          633,288       29,954,874

Tata Consultancy Services, Ltd. (IT Consulting & Other Services)                                          482,600       14,381,801
                                                                                                                      ============
                                                                                                                        54,222,656
                                                                                                                      ============

                                                                                                                MARKET
                                                                                                SHARES           VALUE
                                                                                               ---------     -------------
IRELAND-3.32%
Anglo Irish Bank Corp. PLC (Diversified Banks)                                     (a)         1,335,300     $  32,580,081
CRH PLC (Construction Materials)                                                                 645,380        17,043,782
Depfa Bank PLC (Diversified Banks)                                                 (a)           790,000        13,957,453
                                                                                                             =============
                                                                                                                63,581,316
                                                                                                             =============
ISRAEL-1.28%

Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                                        854,000        24,535,420
                                                                                                             =============
ITALY-5.01%
Banca Intesa S.p.A. (Diversified Banks)                                            (a)         2,796,200        12,998,269

Banco Popolare di Verona e Novara Scrl (Diversified Banks)                         (a)           779,880        14,994,121
Eni S.p.A. (Integrated Oil & Gas)                                                  (a)         1,500,949        36,601,235
Mediaset S.p.A. (Broadcasting & Cable TV)                                          (a)         2,245,500        31,305,518
                                                                                                             =============
                                                                                                                95,899,143
                                                                                                             =============
JAPAN-15.20%
Canon Inc. (Office Electronics)                                                    (a)           314,000        16,369,664
Daiwa House Industry Co., Ltd. (Homebuilding)                                      (a)           987,000        11,391,483
Fanuc Ltd. (Industrial Machinery)                                                  (a)           252,200        16,982,842
Hoya Corp. (Electronic Equipment Manufacturers)                                    (a)           215,600        22,191,128
JSR Corp. (Specialty Chemicals)                                                    (a)           492,000        10,448,968
Keyence Corp. (Electronic Equipment Manufacturers)                                 (a)            95,200        21,811,582
Nidec Corp. (Electronic Equipment Manufacturers)                                   (a)           102,500        11,500,734
Nissan Motor Co., Ltd. (Automobile Manufacturers)                                  (a)           876,900         9,251,526
Nitto Denko Corp. (Specialty Chemicals)                                            (a)           231,700        12,315,154
NOK Corp. (Auto Parts & Equipment)                                                 (a)(b)        226,200         6,482,129
OMRON Corp. (Electronic Equipment Manufacturers)                                   (a)           782,600        18,879,543
ORIX Corp. (Consumer Finance)                                                      (a)            75,400         9,975,096
Sekisui Chemical Co., Ltd. (Homebuilding)                                          (a)(b)      1,521,000        11,857,162
SMC Corp. (Industrial Machinery)                                                   (a)            79,300         9,244,977
SUZUKI Motor Corp. (Automobile Manufacturers)                                      (a)           491,000         8,970,042
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                                   (a)           422,400        20,003,521
Toyota Motor Corp. (Automobile Manufacturers)                                      (a)           593,000        23,052,279
Trend Micro Inc. (Application Software)                                            (a)           394,900        17,672,628
Yamaha Motor Co., Ltd (Motorcycle Manufacturers)                                   (a)           697,000        11,441,961
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)                              (a)(b)        581,000        21,095,442
                                                                                                             =============
                                                                                                               290,937,861
                                                                                                             =============

MEXICO-2.20%
America Movil S.A. de C.V.-Series L-ADR (Wireless Telecommunication Services)                    372,900        19,786,074
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                                128,900         7,583,187
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets & Super Centers)                        4,251,000        14,680,231
                                                                                                             =============
                                                                                                                42,049,492
                                                                                                             =============

                                                                                                               MARKET
                                                                                                SHARES          VALUE
                                                                                              ---------   ----------------
NETHERLANDS-1.37%
Royal Numico N.V. (Packaged Foods & Meats)                                          (a)(d)      266,950   $     10,231,863
TPG N.V. (Air Freight & Logistics)                                                  (a)         586,050         16,062,889
                                                                                                          ================
                                                                                                                26,294,752
                                                                                                          ================

NORWAY-0.98%
Telenor A.S.A. (Integrated Telecommunication Services)                              (a)       2,041,002         18,782,296
                                                                                                          ================

SINGAPORE-2.11%
DBS Group Holdings Ltd. (Diversified Banks)                                         (a)       1,165,000         11,250,827
Keppel Corp. Ltd. (Industrial Conglomerates)                                        (a)       2,021,000         11,359,521
Singapore Airlines Ltd. (Airlines)                                                  (a)       1,073,000          7,668,560
United Overseas Bank Ltd. (Diversified Banks)                                       (a)       1,185,000         10,073,046
                                                                                                          ================
                                                                                                                40,351,954
                                                                                                          ================

SOUTH AFRICA-0.59%
Standard Bank Group Ltd. (Diversified Banks)                                                  1,048,161         11,331,329
                                                                                                          ================

SOUTH KOREA-1.85%
Hana Bank (Diversified Banks)                                                       (a)         381,100         10,120,799
Samsung Electronics Co., Ltd. (Electronic Equipment Manufacturers)                  (a)          30,540         14,732,416
Shinhan Financial Group Co., Ltd. (Diversified Banks)                               (a)(d)      420,000         10,553,800
                                                                                                          ================
                                                                                                                35,407,015
                                                                                                          ================

SPAIN-2.06%
Grupo Ferrovial, S.A. (Construction & Engineering)                                  (a)         218,500         13,061,803
Industria de Diseno Textil, S.A. (Apparel Retail)                                   (a)         594,200         16,824,394
Telefonica S.A. (Integrated Telecommunication Services)                             (a)         525,700          9,568,476
                                                                                                          ================
                                                                                                                39,454,673
                                                                                                          ================

SWEDEN-2.24%
Assa Abloy A.B.-Class B (Building Products)                                         (a)       1,170,600         18,532,829
Volvo A.B.-Class B (Construction & Farm Machinery & Heavy Trucks)                   (a)         598,700         24,279,339
                                                                                                          ================
                                                                                                                42,812,168
                                                                                                          ================
SWITZERLAND-5.76%
Compagnie Financiere Richemont A.G.-Class A (Apparel, Accessories & Luxury Goods)   (a)         598,800         18,728,658
Roche Holding A.G. (Pharmaceuticals)                                                (a)         100,975         10,768,062
Swatch Group A.G. (The)-Class B (Apparel, Accessories & Luxury Goods)               (a)         111,630         15,613,235
Syngenta A.G. (Fertilizers & Agricultural Chemicals)                                (a)(d)      323,400         34,800,990
UBS A.G. (Diversified Capital Markets)                                              (a)         372,698         30,294,666
                                                                                                          ================
                                                                                                               110,205,611
                                                                                                          ================

                                                                                                               MARKET
                                                                                                SHARES          VALUE
                                                                                              ----------  ----------------
TAIWAN-1.16%
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing Services)            (a)        2,808,549  $     12,375,833

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)                        (a)        5,926,396         9,880,665
                                                                                                          ================
                                                                                                                22,256,498
                                                                                                          ================

UNITED KINGDOM-15.32%
Aviva PLC (Multi-line Insurance)                                                    (a)        1,677,540        20,083,963
Centrica PLC (Gas Utilities)                                                        (a)        2,082,275         9,154,687
Enterprise Inns PLC (Restaurants)                                                   (a)        1,094,900        15,394,622
GUS PLC (Catalog Retail)                                                            (a)        1,121,600        20,384,745
Imperial Tobacco Group PLC (Tobacco)                                                (a)        1,268,400        33,309,580
mm02 PLC (Wireless Telecommunication Services)                                      (a)(d)     7,678,990        18,194,200
Next PLC (Department Stores)                                                        (a)          975,120        28,876,750
Reckitt Benckiser PLC (Household Products)                                          (a)        1,158,430        34,437,689
Royal Bank of Scotland Group PLC (Diversified Banks)                                (a)          387,272        12,841,260
Shire Pharmaceuticals Group PLC (Pharmaceuticals)                                   (a)        1,813,000        21,150,971
Tesco PLC (Food Retail)                                                             (a)        5,704,573        33,133,959

Vodafone Group PLC (Wireless Telecommunication Services)                            (a)       11,803,400        30,466,384
William Hill PLC (Casinos & Gaming)                                                 (a)        1,454,530        15,885,721
                                                                                                          ================
                                                                                                               293,314,531
                                                                                                          ================

Total Foreign Stocks & Other Equity Interests (Cost $1,203,533,545)                                          1,798,462,843
                                                                                                          ================

MONEY MARKET FUNDS-3.86%
Liquid Assets Portfolio-Institutional Class                                         (g)       36,957,891        36,957,891
STIC Prime Portfolio-Institutional Class                                            (g)       36,957,891        36,957,891
                                                                                                          ================
Total Money Market Funds (Cost $73,915,782)                                                                     73,915,782
                                                                                                          ================
TOTAL INVESTMENTS-97.80% (excluding investments purchased with cash
collateral from securities loaned) (Cost $1,277,449,327)                                                     1,872,378,625
                                                                                                          ================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-2.20%
STIC Prime Portfolio-Institutional Class                                            (g)(h)    42,029,885        42,029,885
                                                                                                          ================
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $42,029,885)                                                                           42,029,885
                                                                                                          ================

TOTAL INVESTMENTS-100.00%  (Cost $1,319,479,212)                                                          $  1,914,408,510
                                                                                                          ================

      Investment Abbreviations:

      ADR                        American Depositary Receipt

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $1,482,861,376, which represented 77.46% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $16,155,023, which represented 0.84 % of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)   Non-income producing security.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 represented 0.23% of the Fund's Total Investments. See
      Note 1A.

(f) Security considered to be illiquid. The market value of this security considered illiquid at January 31, 2005 represented 0.23% of the Fund's Total Investments.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule .

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

      B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

      C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                                MARKET VALUE   PURCHASES AT  PROCEEDS FROM    APPRECIATION   MARKET VALUE  DIVIDEND    REALIZED
            FUND                  10/31/04         COST          SALES       (DEPRECIATION)    01/31/05     INCOME    GAIN(LOSS)
----------------------------    ------------  -------------  -------------   --------------  ------------  ---------  ----------
Liquid Assets
Porfolio-Institutional Class    $  2,582,491  $  83,214,976  $ (48,839,576)      $ --        $ 36,957,891  $ 186,079     $ --
STIC Prime
Porfolio-Institutional Class       2,582,491     83,214,976    (48,839,576)        --          36,957,891    190,604       --
                                ============  =============  =============       ====        ============  =========     ====
           SUBTOTAL             $  5,164,982  $ 166,429,952  $ (97,679,152)      $ --        $ 73,915,782  $ 376,683     $ --
                                ============  =============  =============       ====        ============  =========     ====

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               UNREALIZED
                                MARKET VALUE  PURCHASES AT    PROCEEDS FROM   APPRECIATION   MARKET VALUE     DIVIDEND    REALIZED
            FUND                  10/31/04        COST            SALES      (DEPRECIATION)    01/31/05       INCOME*    GAIN(LOSS)
----------------------------    ------------  -------------  --------------  --------------  -------------   ----------  ----------
STIC Prime
Porfolio-Institutional Class    $ 45,583,860  $ 161,533,405  $ (165,087,380)      $ --       $  42,029,885    $ 108,335      $ --
                                ============  =============  ==============       ====       =============    =========      ====
            TOTAL               $ 50,748,842  $ 327,963,357  $ (262,766,532)      $ --       $ 115,945,667    $ 485,018      $ --
                                ============  =============  ==============       ====       =============    =========      ====

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At January 31, 2005, securities with an aggregate value of $28,024,841 were on loan to brokers. The loans were secured by cash collateral of $42,029,885 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $108,335 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $138,703,209 and

$150,824,680 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $   596,558,596
Aggregate unrealized (depreciation) of investment securities        (3,049,750)
                                                               ===============
Net unrealized appreciation of investment securities           $   593,508,846
                                                               ===============
Cost of investments for tax purposes is $1,320,899,664.

Item 2.  Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM International Mutual Funds

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.